Intangible assets, net	12 Months Ended
Sep. 30, 2022
Intangible assets, net [Abstract]
Intangible assets, net

6. Intangible assets, net

Intangible assets, net consist of the following:

	September 30, 2022	September 30, 2021
	US$	US$
University relationship	377,587	-
Education license/certificate	28,240	-
In-process course curriculum	26,067	-
Total	431,894	-
Less: Accumulated depreciation	(33,100)	-
Intangible assets, net	398,794	-

Depreciation expenses was recorded in general and administrative expense. The Company recorded depreciation expenses of US$33,100 and US$ nil for the year ended September 30, 2022 and 2021, respectively.